OTHER INCOME	12 Months Ended
Dec. 31, 2013
OTHER INCOME [Abstract]
OTHER INCOME	16 OTHER INCOME Other income for 2011, 2012 and 2013 represented foreign exchange gain was $4,066, $1,547 and $2,336, respectively.